Fair Value Measurement	12 Months Ended
Jan. 31, 2020
Disclosure of detailed information about profit loss from operating activities in connection with specific expenses [Text Block]
Fair Value Measurement

33	Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

●	Financial assets - derivative financial instruments
●	Financial liabilities - derivative financial instruments

Fair value hierarchy

IFRS 13 Fair Value Measurement requires all assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 January 2020	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Derivative on Convertible Notes	-	-	-	-

31 January 2019	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	1,484	-	1,484
Derivative on Convertible Notes	-	-	-	-

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorised within level 2

The fair value of derivative financial instruments is determined using valuation techniques which maximise the use of observable market data where it is available and relies as little as possible on entity specific estimates.

Valuation techniques for fair value measurements categorised within level 3

The fair value of the derivative on convertible notes has been determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate. The Group used valuations specialists to perform these valuations.

Fair value measurements using significant unobservable movements (level 3)

The following table presents the changes in level 3 instruments for the year ended 31 January 2019.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Conversion	(1,110)
Balance at 31 January 2019	-

For the year ended 31 January 2020, there were no derivatives on convertible notes.